Earnings/(loss) per share - Additional Information (Detail) - shares	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Common Stock, Shares, Issued	38,690		2,356
Aggregate number of options to purchase common shares	2	2
Weighted average number of shares restricted stock	2	4
Class B2 C2 Warrants [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Treasury Stock, Common, Shares	981
If Converted Method [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Preferred Stock, Convertible, Shares Issuable	65,175
Representative Purchase Warrants [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Class of warrant or right, outstanding	3,600,959
Common Class A [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Class of warrant or right, outstanding		1
Common Class A [Member] | If Converted Method [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Common Stock, Shares, Issued		602